United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Six months ended 1/31/09

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

Established 1997

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 1/31/2009	Year Ended July 31,
		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$9.86	$9.88	$9.88	$9.90	$9.95	$9.95
Income From Investment Operations:
Net investment income	0.10	0.36	0.47	0.37	0.20	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.02)	(0.01)	(0.02)	(0.05)	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.10	0.34	0.46	0.35	0.15	0.10

Less Distributions:
Distributions from net investment income	(0.10)	(0.36)	(0.46)	(0.37)	(0.20)	(0.10)

Net Asset Value, End of Period	$9.86	$9.86	$9.88	$9.88	$9.90	$9.95

Total Return[3]	0.99%	3.51%	4.79%	3.64%	1.40%	0.78%

Ratios to Average Net Assets:

Net expenses	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%

Net investment income	1.95%[4]	3.24%	4.77%	3.79%	1.73%	0.76%

Expense waiver/reimbursement[5]	0.33%[4]	0.38%	0.42%	0.41%	0.35%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$120,388	$111,860	$28,978	$3,173	$4,255	$10,241

Portfolio turnover	26%	29%	37%	70%	38%	86%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period[1]

Actual	$1,000	$1,009.90	$3.55

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.68	$3.57

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets

U.S. Government Agency Mortgage-Backed Securities	40.3%

U.S. Government Agency Securities	27.7%

Repurchase Agreements--Cash	29.4%

Other Assets and Liabilities--Net[2]	2.6%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount		Value

	ADJUSTABLE RATE MORTGAGES--21.8%
	Federal Home Loan Mortgage Corp. ARM--9.7%
$16,196,661	4.581%, 2/1/2034	$16,526,004
5,611,306	4.697%, 9/1/2036	5,705,610
4,956,075	4.722%, 4/1/2038	5,034,163
1,594,446	4.894%, 7/1/2030	1,610,132
551,008	5.087%, 5/1/2033	554,745
1,314,976	5.101%, 1/1/2027	1,334,227
1,610,817	5.141%, 3/1/2033	1,617,215
6,314,300	5.187%, 2/1/2036	6,451,529
111,586	5.209%, 7/1/2033	112,915
1,620,768	5.235%, 9/1/2025	1,651,739
5,274,599	5.406%, 8/1/2036	5,370,649
819,374	5.570%, 5/1/2037	843,236
7,449,553	5.600%, 7/1/2036	7,576,553
13,566,612	5.769%, 4/1/2037	13,928,148

	TOTAL	68,316,865

	Federal National Mortgage Association ARM--12.1%
914,750	3.010%, 9/1/2027	912,020
251,051	3.450%, 5/1/2040	252,218
1,404,847	3.450%, 5/1/2040	1,411,322
720,191	3.450%, 8/1/2040	725,628
176,235	4.120%, 2/1/2033	178,267
14,835,695	4.250%, 1/1/2035	14,980,684
12,065,147	4.290%, 9/1/2034	12,140,192
15,663,484	4.290%, 5/1/2035	15,971,631
257,621	4.470%, 12/1/2032	262,337
414,612	4.490%, 7/1/2033	419,983
1,676,679	4.590%, 3/1/2033	1,708,353
3,270,286	4.600%, 4/1/2033	3,314,281
9,383,725	4.680%, 7/1/2034	9,604,167
3,832,838	4.750%, 4/1/2024	3,879,967
170,202	4.970%, 8/1/2032	172,010
301,551	5.070%, 6/1/2028	303,270
8,681,821	5.400%, 6/1/2036	8,802,689
1,247,101	5.420%, 5/1/2036	1,271,237
Principal Amount		Value

	ADJUSTABLE RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$5,898,515	5.430%, 6/1/2036	$5,983,542
2,342,931	5.810%, 2/1/2037	2,385,130

	TOTAL	84,678,928

	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $151,613,735)	152,995,793

	COLLATERALIZED MORTGAGE OBLIGATIONS--18.4%
	Federal Home Loan Mortgage Corp. REMIC--10.1%
8,580,924	Series 3391 FA, 0.483%, 4/15/2018	8,387,011
8,396,438	Series 3028 FM, 0.583%, 9/15/2035	8,106,728
8,652,532	Series 2777 FK, 0.633%, 2/15/2033	8,422,226
9,131,859	Series 3085 VF, 0.653%, 12/15/2035	8,822,656
909,267	Series 2539 FK, 0.683%, 10/15/2016	902,706
4,807,307	Series 2551 CF, 0.683%, 12/15/2016	4,767,187
5,244,147	Series 2571 FB, 0.683%, 2/15/2018	5,146,121
2,453,546	Series 2534 FJ, 0.683%, 4/15/2022	2,428,774
3,366,640	Series 2534 EF, 0.683%, 5/15/2022	3,330,622
1,660,889	Series 2488 WF, 0.733%, 8/15/2017	1,633,270
2,441,875	Series 2564 EF, 0.733%, 2/15/2022	2,423,919
2,157,032	Series 2610 DF, 0.733%, 3/15/2033	2,134,162
9,249,388	Series 2812 LF, 0.733%, 6/15/2034	8,931,781
260,631	Series 2395 FT, 0.783%, 12/15/2031	249,433
1,011,055	Series 2359 FA, 0.833%, 2/15/2029	1,006,628
1,100,212	Series 2554 FW, 0.833%, 11/15/2029	1,098,587
181,420	Series 2444 FT, 0.863%, 9/15/2029	181,030
105,346	Series 2452 FG, 0.883%, 3/15/2032	102,131
1,379,147	Series 2396 FL, 0.933%, 12/15/2031	1,353,681
483,039	Series 1146 E, 1.425%, 9/15/2021	472,320
326,565	Series 1611 JA, 1.625%, 8/15/2023	327,651
394,287	Series 2389 CD, 6.000%, 3/15/2016	398,761

	TOTAL	70,627,385

	Federal National Mortgage Association REMIC--8.0%
1,368,114	Series 2001-61 FM, 0.584%, 10/18/2016	1,323,267
2,647,826	Series 2005-65 FP, 0.639%, 8/25/2035	2,630,849
3,964,214	Series 2006-104 FC, 0.639%, 11/25/2036	3,819,973
2,527,864	Series 2003-17 WF, 0.689%, 7/25/2017	2,498,386
2,479,257	Series 1999-42 FA, 0.689%, 10/25/2028	2,449,152
8,146,391	Series 2004-91 HF, 0.689%, 11/25/2034	7,849,082
Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal National Mortgage Association REMIC--continued
$925,107	Series 1998-22 FA, 0.734%, 4/18/2028	$885,208
2,619,274	Series 2003-20 FH, 0.739%, 10/25/2016	2,601,043
2,045,055	Series 2003-15 FW, 0.739%, 12/25/2016	2,030,566
3,616,329	Series 2003-54 FV, 0.739%, 1/25/2026	3,584,149
658,424	Series 2003-118 FQ, 0.739%, 9/25/2033	656,148
1,607,195	Series 2003-26 QF, 0.789%, 10/25/2017	1,581,294
9,364,175	Series 2003-35 FY, 0.789%, 5/25/2018	9,202,018
877,457	Series B03QRB4 FC, 0.789%, 2/25/2028	868,374
161,012	Series 2002-58 LF, 0.789%, 1/25/2029	160,648
1,494,896	Series 2003-123 NF, 0.789%, 1/25/2030	1,489,249
2,682,347	Series 2002-82 FK, 0.839%, 10/25/2031	2,657,228
1,308,063	Series 2002-74 FV, 0.839%, 11/25/2032	1,268,657
6,538,052	Series 2004-51 FO, 0.839%, 7/25/2034	6,308,211
93,537	Series 2002-39 FB, 0.884%, 3/18/2032	89,909
361,852	Series 2001-34 FL, 0.889%, 8/25/2031	350,225
492,691	Series 2001-68 FD, 0.889%, 12/25/2031	474,955
168,771	Series 1993-220 FA, 1.006%, 11/25/2013	166,094
1,121,377	Series 1993-62 FA, 4.355%, 4/25/2023	1,148,378

	TOTAL	56,093,063

	Government National Mortgage Association REMIC--0.3%
670,666	Series 2001-22 FG, 0.679%, 5/16/2031	653,124
693,948	Series 2001-21 FB, 0.729%, 1/16/2027	674,018
1,097,615	Series 1999-43 FA, 0.779%, 11/16/2029	1,052,284

	TOTAL	2,379,426

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $131,352,385)	129,099,874

	GOVERNMENT AGENCIES--27.7%
	Federal Farm Credit Bank System Floating Rate Note--0.7%[1]
5,000,000	0.580%, 1/11/2010	5,000,001

	Federal Home Loan Bank System Notes--6.6%
12,135,000	2.20% 4/01/2009	12,163,721
15,000,000	2.27% 4/14/2009	15,044,654
500,000	2.45% 4/21/2009	501,832
1,000,000	2.51% 4/24/2009	1,003,933
1,000,000	2.65% 6/04/2009	1,005,836
2,500,000	2.80% 2/06/2009	2,500,827
500,000	4.25%, 5/15/2009	504,889
Principal Amount		Value

	GOVERNMENT AGENCIES--continued
	Federal Home Loan Bank System Notes--continued
$3,000,000	5.00% 12/11/2009	$3,099,199
10,670,000	5.375% 5/15/2009	10,809,189

	TOTAL	46,634,080

	Federal Home Loan Bank System Discount Notes--1.3%[2]
2,000,000	0.010%, 8/06/2009	1,993,839
7,000,000	0.010%, 1/11/2010	6,951,747

	TOTAL	8,945,586

	Federal Home Loan Bank Floating Rate Notes--7.6%[1]
2,000,000	0.249%, 7/17/2009	2,000,387
3,000,000	0.580%, 12/28/2009	3,009,537
1,000,000	1.251%, 7/07/2009	1,000,632
5,000,000	2.008%, 5/20/2009	5,003,166
3,000,000	2.013%, 2/23/2009	3,001,775
2,500,000	2.036%, 5/18/2009	2,508,826
2,000,000	2.038%, 5/20/2009	2,001,326
4,000,000	2.076%, 3/05/2009	4,003,659
1,000,000	2.116%, 2/18/2009	1,000,769
30,000,000	2.318%, 2/10/2010	30,007,982

	TOTAL	53,538,059

	Federal Home Loan Mortgage Corp. Notes--4.4%
1,000,000	0.329%, 9/18/2009	1,000,278
15,000,000	0.600%, 1/8/2010	14,999,994
15,000,000	1.254%, 7/12/2010	14,994,080

	TOTAL	30,994,352

	Federal Home Loan Mortgage Corp. Discount Notes--1.4%[2]
10,000,000	0.010%, 4/13/2009	9,990,892

	Federal National Mortgage Association Notes--2.1%
2,000,000	0.470%, 9/3/2009	2,000,000
8,000,000	0.530%, 12/30/2009	7,999,997
4,600,000	6.375%, 6/15/2009	4,700,864

	TOTAL	14,700,861

	Federal National Mortgage Association Discount Notes--3.6%[2]
3,000,000	0.000%, 10/7/2009	2,987,065
10,000,000	0.010%, 2/2/2009	9,999,735
Principal Amount		Value

	GOVERNMENT AGENCIES--continued
	Federal National Mortgage Association Discount Notes--continued[2]
$12,000,000	0.010%, 7/8/2009	$11,969,827

	TOTAL	24,956,627

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $194,284,092)	194,760,458

	MORTGAGE-BACKED SECURITIES--0.1%
	Federal National Mortgage Association--0.1%
68,760	7.500%, 30 Year, 1/1/2032	72,874
620,167	7.500%, 30 Year, 8/1/2032	657,274

	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $733,061)	730,148

	REPURCHASE AGREEMENTS--29.4%
33,000,000	Interest in $2,970,000,000 joint repurchase 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,970,074,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $3,029,475,735.	33,000,000
12,000,000	Interest in $7,700,000,000 joint repurchase 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	12,000,000
33,000,000	Interest in $3,370,000,000 joint repurchase 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,081,442 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	33,000,000
29,210,000	Interest in $4,500,000,000 joint repurchase 0.29%, dated 1/30/2009 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	29,210,000
33,000,000	Interest in $3,500,000,000 joint repurchase 0.29%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,084,583 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $3,570,000,682.	33,000,000
33,000,000	Interest in $2,000,000,000 joint repurchase 0.30%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $2,000,050,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $2,040,827,198.	33,000,000
Principal Amount		Value

	REPURCHASE AGREEMENTS--continued
$33,000,000	Interest in $2,000,000,000 joint repurchase 0.28%, dated 1/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,049,917,208.	$33,000,000

	TOTAL REPURCHASE AGREEMENTS (AT COST)	206,210,000

	TOTAL INVESTMENTS--97.4% (IDENTIFIED COST $684,193,273)[3]	683,796,273

	OTHER ASSETS AND LIABILITIES - NET--2.6%[4]	17,968,413

	TOTAL NET ASSETS--100%	$701,764,686

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1--Quoted Prices and Investments in Mutual Funds	$--

Level 2--Other Significant Observable Inputs	683,796,273

Level 3--Significant Unobservable Inputs	--

TOTAL	$683,796,273

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in securities	$477,586,273
Investments in repurchase agreements	206,210,000

Total investments in securities, at value (identified cost $684,193,273)		$683,796,273
Cash		892
Income receivable		2,918,848
Receivable for shares sold		20,566,396

TOTAL ASSETS		707,282,409

Liabilities:
Payable for shares redeemed	5,210,534
Income distribution payable	189,617
Payable for distribution services fee (Note 5)	19,987
Payable for shareholder services fee (Note 5)	51,005
Accrued expenses	46,580

TOTAL LIABILITIES		5,517,723

Net assets for 71,161,417 shares outstanding		$701,764,686

Net Assets Consist of:
Paid-in capital		$706,998,589
Net unrealized depreciation of investments		(397,000)
Accumulated net realized loss on investments		(4,839,785)
Undistributed net investment income		2,882

TOTAL NET ASSETS		$701,764,686

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$171,923,730 ÷ 17,432,630 shares outstanding, no par value, unlimited shares authorized		$9.86

Institutional Service Shares:
$409,453,247 ÷ 41,520,953 shares outstanding, no par value, unlimited shares authorized		$9.86

Class A Shares:
$120,387,709 ÷ 12,207,834 shares outstanding, no par value, unlimited shares authorized		$9.86

Offering price per share (100/98.00 of $9.86)		$10.06

Redemption proceeds per share		$9.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$8,597,672

Expenses:
Investment adviser fee (Note 5)		$1,296,982
Administrative personnel and services fee (Note 5)		253,126
Custodian fees		21,845
Transfer and dividend disbursing agent fees and expenses		34,623
Directors’/Trustees’ fees		3,235
Auditing fees		11,024
Legal fees		4,067
Portfolio accounting fees		66,534
Distribution services fee--Class A Shares (Note 5)		154,525
Shareholder services fee--Institutional Service Shares (Note 5)		19,499
Shareholder services fee--Class A Shares (Note 5)		137,994
Account administration fee--Institutional Service Shares		177,771
Account administration fee--Class A Shares		16,532
Share registration costs		25,582
Printing and postage		17,428
Insurance premiums		2,838
Miscellaneous		13,430

TOTAL EXPENSES		2,257,035

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(917,837)
Waiver of administrative personnel and services fee	(6,375)
Waiver of distribution services fee--Class A Shares	(30,905)
Reimbursement of shareholder services fee-- Institutional Service Shares	(19,499)
Reimbursement of account administration fee-- Institutional Service Shares	(15,868)

TOTAL WAIVERS AND REIMBURSEMENTS		(990,484)

Net expenses			1,266,551

Net investment income			7,331,121

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,183,721)
Net change in unrealized depreciation of investments			974,302

Net realized and unrealized loss on investments			(209,419)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$7,121,702

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,331,121	$12,423,711
Net realized gain (loss) on investments	(1,183,721)	9,343
Net change in unrealized appreciation/depreciation of investments	974,302	(1,123,773)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,121,702	11,309,281

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,422,260)	(8,320,390)
Institutional Service Shares	(3,717,061)	(1,975,666)
Class A Shares	(1,211,697)	(2,094,721)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,351,018)	(12,390,777)

Share Transactions:
Proceeds from sale of shares	495,694,686	734,239,063
Net asset value of shares issued to shareholders in payment of distributions declared	5,559,873	7,291,673
Cost of shares redeemed	(413,470,641)	(359,480,770)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,783,918	382,049,966

Change in net assets	87,554,602	380,968,470

Net Assets:
Beginning of period	614,210,084	233,241,614

End of period (including undistributed net investment income of $2,882 and $22,779, respectively)	$701,764,686	$614,210,084

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	12,749,555	$125,549,717	29,762,153	$294,131,162
Shares issued to shareholders in payment of distributions declared	103,269	1,014,277	342,978	3,391,367
Shares redeemed	(16,305,010)	(160,065,727)	(26,116,260)	(258,397,399)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,452,186)	$(33,501,733)	3,988,871	$39,125,130

	Six Months Ended 1/31/2009		Year Ended 7/31/2008

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	25,623,280	$252,023,068	27,635,920	$272,721,944
Shares issued to shareholders in payment of distributions declared	366,154	3,596,833	190,470	1,881,922
Shares redeemed	(14,553,098)	(143,115,689)	(1,514,384)	(14,950,094)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	11,436,336	$112,504,212	26,312,006	$259,653,772

	Six Months Ended 1/31/2009		Year Ended 7/31/2008

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	11,996,555	$118,121,901	16,928,033	$167,385,957
Shares issued to shareholders in payment of distributions declared	96,573	948,763	204,170	2,018,384
Shares redeemed	(11,234,730)	(110,289,225)	(8,714,852)	(86,133,277)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	858,398	$8,781,439	8,417,351	$83,271,064

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,842,548	$87,783,918	38,718,228	$382,049,966

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $684,193,273. The net unrealized depreciation of investments for federal tax purposes was $397,000. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,228,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,625,044.

At July 31, 2008, the Fund had a capital loss carryforward of $3,656,064 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2009	$413,894

2012	$1,673,239

2013	$333,472

2014	$515,204

2015	$720,255

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $917,837 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,375 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.05%

Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily waived $30,905 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $70,693 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund’s Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $159 in sales charges from the sale of Class A Shares. FSC also retained $430 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC voluntarily reimbursed $19,499 of shareholder services fees. In addition, FSSC voluntarily reimbursed $15,868 of account administration fees. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2009, the Fund’s Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract--May 2008

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420B706

30064 (3/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 1/31/2009	Year Ended July 31,
		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$9.86	$9.88	$9.88	$9.90	$9.95	$9.95
Income From Investment Operations:
Net investment income	0.12	0.41	0.51	0.42	0.25	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.02)	0.00 [2]	(0.02)	(0.05)	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.12	0.39	0.51	0.40	0.20	0.10

Less Distributions:
Distributions from net investment income	(0.12)	(0.41)	(0.51)	(0.42)	(0.25)	(0.10)

Net Asset Value, End of Period	$9.86	$9.86	$9.88	$9.88	$9.90	$9.95

Total Return[3]	1.22%	3.98%	5.26%	4.11%	1.85%	1.24%

Ratios to Average Net Assets:

Net expenses	0.25%[4]	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.44%[4]	4.16%	5.13%	4.17%	2.23%	1.21%

Expense waiver/reimbursement[5]	0.28%[4]	0.34%	0.38%	0.36%	0.30%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$171,924	$205,842	$166,979	$176,206	$255,724	$556,072

Portfolio turnover	26%	29%	37%	70%	38%	86%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 1/31/2009	Year Ended July 31,
		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$9.86	$9.88	$9.88	$9.90	$9.95	$9.95
Income From Investment Operations:
Net investment income	0.11	0.40	0.50	0.42	0.25	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.02)	0.00 [2]	(0.03)	(0.10)	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.11	0.38	0.50	0.39	0.15	0.10

Less Distributions:
Distributions from net investment income	(0.11)	(0.40)	(0.50)	(0.41)	(0.20)	(0.10)

Net Asset Value, End of Period	$9.86	$9.86	$9.88	$9.88	$9.90	$9.95

Total Return[3]	1.17%	3.87%	5.16%	4.00%	1.75%	1.14%

Ratios to Average Net Assets:

Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	2.27%[4]	3.57%	5.03%	4.10%	1.92%	1.11%

Expense waiver/reimbursement[5]	0.31%[4]	0.33%	0.38%	0.47%	0.45%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$409,453	$296,509	$37,284	$45,713	$62,302	$321,444

Portfolio turnover	26%	29%	37%	70%	38%	86%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,012.20	$1.27

Institutional Service Shares	$1,000	$1,011.70	$1.77

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.95	$1.28

Institutional Service Shares	$1,000	$1,023.44	$1.79

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.25%

Institutional Service Shares	0.35%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets

U.S. Government Agency Mortgage-Backed Securities	40.3%

U.S. Government Agency Securities	27.7%

Repurchase Agreements--Cash	29.4%

Other Assets and Liabilities--Net[2]	2.6%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount		Value

	ADJUSTABLE RATE MORTGAGES--21.8%
	Federal Home Loan Mortgage Corp. ARM--9.7%
$16,196,661	4.581%, 2/1/2034	$16,526,004
5,611,306	4.697%, 9/1/2036	5,705,610
4,956,075	4.722%, 4/1/2038	5,034,163
1,594,446	4.894%, 7/1/2030	1,610,132
551,008	5.087%, 5/1/2033	554,745
1,314,976	5.101%, 1/1/2027	1,334,227
1,610,817	5.141%, 3/1/2033	1,617,215
6,314,300	5.187%, 2/1/2036	6,451,529
111,586	5.209%, 7/1/2033	112,915
1,620,768	5.235%, 9/1/2025	1,651,739
5,274,599	5.406%, 8/1/2036	5,370,649
819,374	5.570%, 5/1/2037	843,236
7,449,553	5.600%, 7/1/2036	7,576,553
13,566,612	5.769%, 4/1/2037	13,928,148

	TOTAL	68,316,865

	Federal National Mortgage Association ARM--12.1%
914,750	3.010%, 9/1/2027	912,020
251,051	3.450%, 5/1/2040	252,218
1,404,847	3.450%, 5/1/2040	1,411,322
720,191	3.450%, 8/1/2040	725,628
176,235	4.120%, 2/1/2033	178,267
14,835,695	4.250%, 1/1/2035	14,980,684
12,065,147	4.290%, 9/1/2034	12,140,192
15,663,484	4.290%, 5/1/2035	15,971,631
257,621	4.470%, 12/1/2032	262,337
414,612	4.490%, 7/1/2033	419,983
1,676,679	4.590%, 3/1/2033	1,708,353
3,270,286	4.600%, 4/1/2033	3,314,281
9,383,725	4.680%, 7/1/2034	9,604,167
3,832,838	4.750%, 4/1/2024	3,879,967
170,202	4.970%, 8/1/2032	172,010
301,551	5.070%, 6/1/2028	303,270
Principal Amount		Value

	ADJUSTABLE RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$8,681,821	5.400%, 6/1/2036	$8,802,689
1,247,101	5.420%, 5/1/2036	1,271,237
5,898,515	5.430%, 6/1/2036	5,983,542
2,342,931	5.810%, 2/1/2037	2,385,130

	TOTAL	84,678,928

	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $151,613,735)	152,995,793

	COLLATERALIZED MORTGAGE OBLIGATIONS--18.4%
	Federal Home Loan Mortgage Corp. REMIC--10.1%
8,580,924	Series 3391 FA, 0.483%, 4/15/2018	8,387,011
8,396,438	Series 3028 FM, 0.583%, 9/15/2035	8,106,728
8,652,532	Series 2777 FK, 0.633%, 2/15/2033	8,422,226
9,131,859	Series 3085 VF, 0.653%, 12/15/2035	8,822,656
909,267	Series 2539 FK, 0.683%, 10/15/2016	902,706
4,807,307	Series 2551 CF, 0.683%, 12/15/2016	4,767,187
5,244,147	Series 2571 FB, 0.683%, 2/15/2018	5,146,121
2,453,546	Series 2534 FJ, 0.683%, 4/15/2022	2,428,774
3,366,640	Series 2534 EF, 0.683%, 5/15/2022	3,330,622
1,660,889	Series 2488 WF, 0.733%, 8/15/2017	1,633,270
2,441,875	Series 2564 EF, 0.733%, 2/15/2022	2,423,919
2,157,032	Series 2610 DF, 0.733%, 3/15/2033	2,134,162
9,249,388	Series 2812 LF, 0.733%, 6/15/2034	8,931,781
260,631	Series 2395 FT, 0.783%, 12/15/2031	249,433
1,011,055	Series 2359 FA, 0.833%, 2/15/2029	1,006,628
1,100,212	Series 2554 FW, 0.833%, 11/15/2029	1,098,587
181,420	Series 2444 FT, 0.863%, 9/15/2029	181,030
105,346	Series 2452 FG, 0.883%, 3/15/2032	102,131
1,379,147	Series 2396 FL, 0.933%, 12/15/2031	1,353,681
483,039	Series 1146 E, 1.425%, 9/15/2021	472,320
326,565	Series 1611 JA, 1.625%, 8/15/2023	327,651
394,287	Series 2389 CD, 6.000%, 3/15/2016	398,761

	TOTAL	70,627,385

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal National Mortgage Association REMIC--8.0%
$1,368,114	Series 2001-61 FM, 0.584%, 10/18/2016	$1,323,267
2,647,826	Series 2005-65 FP, 0.639%, 8/25/2035	2,630,849
3,964,214	Series 2006-104 FC, 0.639%, 11/25/2036	3,819,973
2,527,864	Series 2003-17 WF, 0.689%, 7/25/2017	2,498,386
2,479,257	Series 1999-42 FA, 0.689%, 10/25/2028	2,449,152
8,146,391	Series 2004-91 HF, 0.689%, 11/25/2034	7,849,082
925,107	Series 1998-22 FA, 0.734%, 4/18/2028	885,208
2,619,274	Series 2003-20 FH, 0.739%, 10/25/2016	2,601,043
2,045,055	Series 2003-15 FW, 0.739%, 12/25/2016	2,030,566
3,616,329	Series 2003-54 FV, 0.739%, 1/25/2026	3,584,149
658,424	Series 2003-118 FQ, 0.739%, 9/25/2033	656,148
1,607,195	Series 2003-26 QF, 0.789%, 10/25/2017	1,581,294
9,364,175	Series 2003-35 FY, 0.789%, 5/25/2018	9,202,018
877,457	Series B03QRB4 FC, 0.789%, 2/25/2028	868,374
161,012	Series 2002-58 LF, 0.789%, 1/25/2029	160,648
1,494,896	Series 2003-123 NF, 0.789%, 1/25/2030	1,489,249
2,682,347	Series 2002-82 FK, 0.839%, 10/25/2031	2,657,228
1,308,063	Series 2002-74 FV, 0.839%, 11/25/2032	1,268,657
6,538,052	Series 2004-51 FO, 0.839%, 7/25/2034	6,308,211
93,537	Series 2002-39 FB, 0.884%, 3/18/2032	89,909
361,852	Series 2001-34 FL, 0.889%, 8/25/2031	350,225
492,691	Series 2001-68 FD, 0.889%, 12/25/2031	474,955
168,771	Series 1993-220 FA, 1.006%, 11/25/2013	166,094
1,121,377	Series 1993-62 FA, 4.355%, 4/25/2023	1,148,378

	TOTAL	56,093,063

	Government National Mortgage Association REMIC--0.3%
670,666	Series 2001-22 FG, 0.679%, 5/16/2031	653,124
693,948	Series 2001-21 FB, 0.729%, 1/16/2027	674,018
1,097,615	Series 1999-43 FA, 0.779%, 11/16/2029	1,052,284

	TOTAL	2,379,426

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $131,352,385)	129,099,874

Principal Amount		Value

	GOVERNMENT AGENCIES--27.7%
	Federal Farm Credit Bank System Floating Rate Note--0.7%[1]
$5,000,000	0.580%, 1/11/2010	$5,000,001

	Federal Home Loan Bank System Notes--6.6%
12,135,000	2.20% 4/01/2009	12,163,721
15,000,000	2.27% 4/14/2009	15,044,654
500,000	2.45% 4/21/2009	501,832
1,000,000	2.51% 4/24/2009	1,003,933
1,000,000	2.65% 6/04/2009	1,005,836
2,500,000	2.80% 2/06/2009	2,500,827
500,000	4.25%, 5/15/2009	504,889
3,000,000	5.00% 12/11/2009	3,099,199
10,670,000	5.375% 5/15/2009	10,809,189

	TOTAL	46,634,080

	Federal Home Loan Bank System Discount Notes--1.3%[2]
2,000,000	0.010%, 8/06/2009	1,993,839
7,000,000	0.010%, 1/11/2010	6,951,747

	TOTAL	8,945,586

	Federal Home Loan Bank Floating Rate Notes--7.6%[1]
2,000,000	0.249%, 7/17/2009	2,000,387
3,000,000	0.580%, 12/28/2009	3,009,537
1,000,000	1.251%, 7/07/2009	1,000,632
5,000,000	2.008%, 5/20/2009	5,003,166
3,000,000	2.013%, 2/23/2009	3,001,775
2,500,000	2.036%, 5/18/2009	2,508,826
2,000,000	2.038%, 5/20/2009	2,001,326
4,000,000	2.076%, 3/05/2009	4,003,659
1,000,000	2.116%, 2/18/2009	1,000,769
30,000,000	2.318%, 2/10/2010	30,007,982

	TOTAL	53,538,059

	Federal Home Loan Mortgage Corp. Notes--4.4%
1,000,000	0.329%, 9/18/2009	1,000,278
15,000,000	0.600%, 1/8/2010	14,999,994
15,000,000	1.254%, 7/12/2010	14,994,080

	TOTAL	30,994,352

Principal Amount		Value

	GOVERNMENT AGENCIES--continued
	Federal Home Loan Mortgage Corp. Discount Notes--1.4%[2]
$10,000,000	0.010%, 4/13/2009	$9,990,892

	Federal National Mortgage Association Notes--2.1%
2,000,000	0.470%, 9/3/2009	2,000,000
8,000,000	0.530%, 12/30/2009	7,999,997
4,600,000	6.375%, 6/15/2009	4,700,864

	TOTAL	14,700,861

	Federal National Mortgage Association Discount Notes--3.6%[2]
3,000,000	0.000%, 10/7/2009	2,987,065
10,000,000	0.010%, 2/2/2009	9,999,735
12,000,000	0.010%, 7/8/2009	11,969,827

	TOTAL	24,956,627

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $194,284,092)	194,760,458

	MORTGAGE-BACKED SECURITIES--0.1%
	Federal National Mortgage Association--0.1%
68,760	7.500%, 30 Year, 1/1/2032	72,874
620,167	7.500%, 30 Year, 8/1/2032	657,274

	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $733,061)	730,148

	REPURCHASE AGREEMENTS--29.4%
33,000,000	Interest in $2,970,000,000 joint repurchase 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,970,074,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $3,029,475,735.	33,000,000
12,000,000	Interest in $7,700,000,000 joint repurchase 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	12,000,000
33,000,000	Interest in $3,370,000,000 joint repurchase 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,081,442 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	33,000,000
Principal Amount		Value

	REPURCHASE AGREEMENTS--continued
$29,210,000	Interest in $4,500,000,000 joint repurchase 0.29%, dated 1/30/2009 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	$29,210,000
33,000,000	Interest in $3,500,000,000 joint repurchase 0.29%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,084,583 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $3,570,000,682.	33,000,000
33,000,000	Interest in $2,000,000,000 joint repurchase 0.30%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $2,000,050,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $2,040,827,198.	33,000,000
33,000,000	Interest in $2,000,000,000 joint repurchase 0.28%, dated 1/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,049,917,208.	33,000,000

	TOTAL REPURCHASE AGREEMENTS (AT COST)	206,210,000

	TOTAL INVESTMENTS--97.4% (IDENTIFIED COST $684,193,273)3	683,796,273

	OTHER ASSETS AND LIABILITIES -- NET--2.6%4	17,968,413

	TOTAL NET ASSETS--100%	$701,764,686

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1--Quoted Prices and Investments in Mutual Funds	$--

Level 2--Other Significant Observable Inputs	683,796,273

Level 3--Significant Unobservable Inputs	--

TOTAL	$683,796,273

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in securities	$477,586,273
Investments in repurchase agreements	206,210,000

Total investments in securities, at value (identified cost $684,193,273)		$683,796,273
Cash		892
Income receivable		2,918,848
Receivable for shares sold		20,566,396

TOTAL ASSETS		707,282,409

Liabilities:
Payable for shares redeemed	5,210,534
Income distribution payable	189,617
Payable for distribution services fee (Note 5)	19,987
Payable for shareholder services fee (Note 5)	51,005
Accrued expenses	46,580

TOTAL LIABILITIES		5,517,723

Net assets for 71,161,417 shares outstanding		$701,764,686

Net Assets Consist of:
Paid-in capital		$706,998,589
Net unrealized depreciation of investments		(397,000)
Accumulated net realized loss on investments		(4,839,785)
Undistributed net investment income		2,882

TOTAL NET ASSETS		$701,764,686

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$171,923,730 ÷ 17,432,630 shares outstanding, no par value, unlimited shares authorized		$9.86

Institutional Service Shares:
$409,453,247 ÷ 41,520,953 shares outstanding, no par value, unlimited shares authorized		$9.86

Class A Shares:
$120,387,709 ÷ 12,207,834 shares outstanding, no par value, unlimited shares authorized		$9.86

Offering price per share (100/98.00 of $9.86)		$10.06

Redemption proceeds per share		$9.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$8,597,672

Expenses:
Investment adviser fee (Note 5)		$1,296,982
Administrative personnel and services fee (Note 5)		253,126
Custodian fees		21,845
Transfer and dividend disbursing agent fees and expenses		34,623
Directors’/Trustees’ fees		3,235
Auditing fees		11,024
Legal fees		4,067
Portfolio accounting fees		66,534
Distribution services fee--Class A Shares (Note 5)		154,525
Shareholder services fee--Institutional Service Shares (Note 5)		19,499
Shareholder services fee--Class A Shares (Note 5)		137,994
Account administration fee--Institutional Service Shares		177,771
Account administration fee--Class A Shares		16,532
Share registration costs		25,582
Printing and postage		17,428
Insurance premiums		2,838
Miscellaneous		13,430

TOTAL EXPENSES		2,257,035

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(917,837)
Waiver of administrative personnel and services fee	(6,375)
Waiver of distribution services fee--Class A Shares	(30,905)
Reimbursement of shareholder services fee-- Institutional Service Shares	(19,499)
Reimbursement of account administration fee-- Institutional Service Shares	(15,868)

TOTAL WAIVERS AND REIMBURSEMENTS		(990,484)

Net expenses			1,266,551

Net investment income			7,331,121

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,183,721)
Net change in unrealized depreciation of investments			974,302

Net realized and unrealized loss on investments			(209,419)

Change in net assets resulting from operations			$7,121,702

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,331,121	$12,423,711
Net realized gain (loss) on investments	(1,183,721)	9,343
Net change in unrealized appreciation/depreciation of investments	974,302	(1,123,773)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,121,702	11,309,281

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,422,260)	(8,320,390)
Institutional Service Shares	(3,717,061)	(1,975,666)
Class A Shares	(1,211,697)	(2,094,721)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,351,018)	(12,390,777)

Share Transactions:
Proceeds from sale of shares	495,694,686	734,239,063
Net asset value of shares issued to shareholders in payment of distributions declared	5,559,873	7,291,673
Cost of shares redeemed	(413,470,641)	(359,480,770)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,783,918	382,049,966

Change in net assets	87,554,602	380,968,470

Net Assets:
Beginning of period	614,210,084	233,241,614

End of period (including undistributed net investment income of $2,882 and $22,779, respectively)	$701,764,686	$614,210,084

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	12,749,555	$125,549,717	29,762,153	$294,131,162
Shares issued to shareholders in payment of distributions declared	103,269	1,014,277	342,978	3,391,367
Shares redeemed	(16,305,010)	(160,065,727)	(26,116,260)	(258,397,399)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,452,186)	$(33,501,733)	3,988,871	$39,125,130

	Six Months Ended 1/31/2009		Year Ended 7/31/2008

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	25,623,280	$252,023,068	27,635,920	$272,721,944
Shares issued to shareholders in payment of distributions declared	366,154	3,596,833	190,470	1,881,922
Shares redeemed	(14,553,098)	(143,115,689)	(1,514,384)	(14,950,094)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	11,436,336	$112,504,212	26,312,006	$259,653,772

	Six Months Ended 1/31/2009		Year Ended 7/31/2008

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	11,996,555	$118,121,901	16,928,033	$167,385,957
Shares issued to shareholders in payment of distributions declared	96,573	948,763	204,170	2,018,384
Shares redeemed	(11,234,730)	(110,289,225)	(8,714,852)	(86,133,277)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	858,398	$8,781,439	8,417,351	$83,271,064

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,842,548	$87,783,918	38,718,228	$382,049,966

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $684,193,273. The net unrealized depreciation of investments for federal tax purposes was $397,000. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,228,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,625,044.

At July 31, 2008, the Fund had a capital loss carryforward of $3,656,064 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2009	$413,894

2012	$1,673,239

2013	$333,472

2014	$515,204

2015	$720,255

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $917,837 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,375 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.05%

Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily waived $30,905 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $70,693 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund’s Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $159 in sales charges from the sale of Class A Shares. FSC also retained $430 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC voluntarily reimbursed $19,499 of shareholder services fees. In addition, FSSC voluntarily reimbursed $15,868 of account administration fees. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2009, the Fund’s Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract-- May 2008

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420B888
Cusip 31420B805

G02287-05 (3/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009